Fair Value Of Financial Instruments (Unrealized Gains (Losses) Classified As Level 3 Within The Fair Value Hierarchy I) (Details) (JPY ¥) In Billions, unless otherwise specified	3 Months Ended		6 Months Ended
	Sep. 30, 2010		Sep. 30, 2010
Trading Assets And Private Equity Investments [Member]
Assets
Net gain (loss) on trading	¥ (22)		¥ (34)
Gain (loss) on investments in equity securities and other	1	[1]	1	[1]
Gain (loss) on private equity investments	(1)		(3)
Interest and dividends / Interest expense	0		0
Total unrealized gains / (losses)	(22)		(36)
Trading Assets And Private Equity Investments [Member] | Equities [Member]
Assets
Net gain (loss) on trading	(3)		(6)
Interest and dividends / Interest expense	0		0
Total unrealized gains / (losses)	(3)		(6)
Trading Assets And Private Equity Investments [Member] | Private Equity [Member]
Assets
Gain (loss) on private equity investments	(1)		(3)
Total unrealized gains / (losses)	(1)		(3)
Trading Assets And Private Equity Investments [Member] | Japanese Agency And Municipal Securities [Member]
Assets
Net gain (loss) on trading	0		0
Total unrealized gains / (losses)	0		0
Trading Assets And Private Equity Investments [Member] | Foreign Government, Agency And Municipal Securities [Member]
Assets
Net gain (loss) on trading	1		1
Total unrealized gains / (losses)	1		1
Trading Assets And Private Equity Investments [Member] | Bank And Corporate Debt Securities [Member]
Assets
Net gain (loss) on trading	2		3
Total unrealized gains / (losses)	2		3
Trading Assets And Private Equity Investments [Member] | Commercial Mortgage-Backed Securities ("CMBS") [Member]
Assets
Net gain (loss) on trading	0		0
Total unrealized gains / (losses)	0		0
Trading Assets And Private Equity Investments [Member] | Residential Mortgage-Backed Securities ("RMBS") [Member]
Assets
Net gain (loss) on trading	0		0
Total unrealized gains / (losses)	0		0
Trading Assets And Private Equity Investments [Member] | Mortgage And Other Mortgage-Backed Securities [Member]
Assets
Net gain (loss) on trading	5		(3)
Total unrealized gains / (losses)	5		(3)
Trading Assets And Private Equity Investments [Member] | Collateralized Debt Obligations ("CDO") And Other [Member]
Assets
Net gain (loss) on trading	0		0
Total unrealized gains / (losses)	0		0
Trading Assets And Private Equity Investments [Member] | Investment Trust Funds And Other [Member]
Assets
Net gain (loss) on trading	0		1
Total unrealized gains / (losses)	0		1
Trading Assets And Private Equity Investments [Member] | Total Cash Instruments [Member]
Assets
Net gain (loss) on trading	5		(4)
Gain (loss) on private equity investments	(1)		(3)
Interest and dividends / Interest expense	0		0
Total unrealized gains / (losses)	4		(7)
Trading Assets And Private Equity Investments [Member] | Equity Contracts [Member]
Assets
Net gain (loss) on trading	1	[2]	6	[2]
Total unrealized gains / (losses)	1	[2]	6	[2]
Trading Assets And Private Equity Investments [Member] | Interest Rate Contracts [Member]
Assets
Net gain (loss) on trading	15	[2]	11	[2]
Total unrealized gains / (losses)	15	[2]	11	[2]
Trading Assets And Private Equity Investments [Member] | Credit Contracts [Member]
Assets
Net gain (loss) on trading	(43)	[2]	(45)	[2]
Total unrealized gains / (losses)	(43)	[2]	(45)	[2]
Trading Assets And Private Equity Investments [Member] | Foreign Exchange Contracts [Member]
Assets
Net gain (loss) on trading	0	[2]	(2)	[2]
Total unrealized gains / (losses)	0	[2]	(2)	[2]
Trading Assets And Private Equity Investments [Member] | Commodity Contracts [Member]
Assets
Net gain (loss) on trading	0	[2]	0	[2]
Total unrealized gains / (losses)	0	[2]	0	[2]
Trading Assets And Private Equity Investments [Member] | Total Derivative, Net [Member]
Assets
Net gain (loss) on trading	(27)	[2]	(30)	[2]
Total unrealized gains / (losses)	(27)	[2]	(30)	[2]
Trading Assets And Private Equity Investments [Member] | Sub Total Assets [Member]
Assets
Net gain (loss) on trading	(22)		(34)
Gain (loss) on private equity investments	(1)		(3)
Interest and dividends / Interest expense	0		0
Total unrealized gains / (losses)	(23)		(37)
Trading Assets And Private Equity Investments [Member] | Loans And Receivables [Member]
Assets
Net gain (loss) on trading	0		0
Total unrealized gains / (losses)	0		0
Trading Assets And Private Equity Investments [Member] | Other Assets [Member]
Assets
Net gain (loss) on trading	0		0
Gain (loss) on investments in equity securities and other	1	[1]	1	[1]
Total unrealized gains / (losses)	1		1
Trading Liabilities [Member]
Liabilities
Net gain (loss) on trading	(51)		18
Total unrealized gains / (losses)	(51)		18
Trading Liabilities [Member] | Equities [Member]
Liabilities
Net gain (loss) on trading	0
Total unrealized gains / (losses)	0
Trading Liabilities [Member] | Bank And Corporate Debt Securities [Member]
Liabilities
Net gain (loss) on trading			0
Total unrealized gains / (losses)			0
Trading Liabilities [Member] | Sub Total Liabilities [Member]
Liabilities
Net gain (loss) on trading	0		0
Total unrealized gains / (losses)	0		0
Trading Liabilities [Member] | Short-Term [Member]
Liabilities
Net gain (loss) on trading	0		1
Total unrealized gains / (losses)	0		1
Trading Liabilities [Member] | Payables And Deposits [Member]
Liabilities
Net gain (loss) on trading	0		0
Total unrealized gains / (losses)	0		0
Trading Liabilities [Member] | Long-Term [Member]
Liabilities
Net gain (loss) on trading	(51)		17
Total unrealized gains / (losses)	¥ (51)		¥ 17

[1]	Includes gains and losses reported within Revenue—Other and Non-interest expenses—Other in the consolidated statements of operations.
[2]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment speeds. Credit contracts include credit default swaps as well as derivatives referencing corporate and government bonds.